LOANS (Details 7) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount of allowance for loans individually evaluated for impairment	$ 914	$ 214
Amount of allowance for loans collectively evaluated for impairment	2,479	3,509
Total allowance for loan losses	3,393	3,723	$ 4,002
Loans individually evaluated for impairment	8,015	7,541
Loan collectively evaluated for impairment	300,477	284,821
Commercial and Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount of allowance for loans individually evaluated for impairment	840	80
Amount of allowance for loans collectively evaluated for impairment	331	462
Total allowance for loan losses	1,171	542	676
Loans individually evaluated for impairment	1,995	1,001
Loan collectively evaluated for impairment	41,785	42,710
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount of allowance for loans individually evaluated for impairment	35	23
Amount of allowance for loans collectively evaluated for impairment	1,572	2,150
Total allowance for loan losses	1,607	2,173	2,311
Loans individually evaluated for impairment	4,644	4,849
Loan collectively evaluated for impairment	176,566	160,813
Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount of allowance for loans individually evaluated for impairment	39	102
Amount of allowance for loans collectively evaluated for impairment	388	380
Total allowance for loan losses	427	482	444
Loans individually evaluated for impairment	1,038	1,279
Loan collectively evaluated for impairment	43,660	46,109
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount of allowance for loans individually evaluated for impairment		9
Amount of allowance for loans collectively evaluated for impairment	188	319
Total allowance for loan losses	188	328
Loans individually evaluated for impairment	338	412
Loan collectively evaluated for impairment	39,059	35,692
Unearned Discounts [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance for loan losses			$ 217
Loan collectively evaluated for impairment	$ (593)	(503)
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount of allowance for loans collectively evaluated for impairment		198
Total allowance for loan losses		$ 198